ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Hennessy Capital Investment Corp. VII (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on September 27, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (the “Initial Business Combination”). The Company has one wholly-owned subsidiary that was formed on October 22, 2025, Solis Merger Sub LLC, a Delaware corporation (“Merger Sub”).

As of March 31, 2026, the Company had not commenced any operations. All activity for the period from September 27, 2024 (inception) through March 31, 2026, relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), as described below and, subsequent to the Initial Public Offering, identifying and completing a suitable Initial Business Combination. The Company will not generate any operating revenues until after the completion of its Initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on January 16, 2025. On January 21, 2025, the Company consummated the Initial Public Offering of 19,000,000 units (the “Units”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $190,000,000, which is described in Note 3. Each Unit consists of one Class A ordinary share and one right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an Initial Business Combination (“Share Right”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 690,000 private placement units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit, generating gross proceeds of $6,900,000, which is described in Note 4. Of the 690,000 Private Placement Units, 500,000 Private Placement Units were purchased by HC VII Sponsor LLC, the Company’s sponsor (the “Sponsor”), and an aggregate of 190,000 Private Placement Units were purchased by the underwriters of the Initial Public Offering (collectively, the “Underwriters”): Cohen & Company Capital Markets, a division of J.V.B Financial Group, LLC (133,000); Clear Street LLC (28,500); and Loop Capital Markets LLC (28,500). The Private Placement Units are identical to the Units sold in the Initial Public Offering, except that (i) the Private Placement Units (and the Class A ordinary shares (the “private placement shares”) and share rights underlying the Private Placement Units and the Class A ordinary shares issuable upon conversion of the share rights) may not be transferred, assigned or sold, subject to certain limited exceptions, until 30 days after the completion of its Initial Business Combination and (ii) the holders of the Private Placement Units are entitled to certain registration rights in respect thereof (and with respect to the private placement shares and share rights underlying such Private Placement Units and the Class A ordinary shares issuable upon conversion of the share rights).

Transaction costs of the Initial Public Offering amounted to $12,656,782, consisting of $3,800,000 of cash underwriting fee, $7,600,000 of deferred underwriting fee and $1,256,782 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement Units, although substantially all of the net proceeds are intended to be generally applied toward consummating an Initial Business Combination (less deferred underwriting commissions).

The Company’s Initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into an Initial Business Combination. However, the Company will only complete an Initial Business Combination if the post-Initial Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect an Initial Business Combination.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2026

(UNAUDITED)

Following the closing of the Initial Public Offering on January 21, 2025, an amount of $190,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the net proceeds from the sale of the Private Placement Units, was placed in the trust account (the “Trust Account”), located in the United States, with Odyssey Transfer and Trust Company acting as trustee. The funds will be (i) invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, and/or (ii) deposited in an interest-bearing demand deposit account at a U.S.-chartered commercial bank with consolidated assets of $50 billion or more. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on the management team’s ongoing assessment of all factors related to the Company’s potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing account until the earlier of consummation of the Company’s Initial Business Combination or liquidation of the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to fund its working capital requirements, subject to an annual limit of 5.0%, and to pay its taxes, other than excise taxes, if any, (“permitted withdrawals”) and up to $100,000 of interest to pay dissolution expenses, the proceeds from the Initial Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of the Company’s Initial Business Combination, (ii) the redemption of the Company’s Class A ordinary shares sold as part of the Units in the Initial Public Offering (the “public shares”) if the Company is unable to complete its Initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the Company’s board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with its Initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated its Initial Business Combination within the Completion Window or (B) with respect to any other provisions relating to shareholders’ rights or pre-Initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of its Initial Business Combination either in connection with a general meeting called to approve the Initial Business Combination or by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of an Initial Business Combination, including interest earned on the funds held in the Trust Account (less permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations.

The Class A ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

The Company will have only the duration of the Completion Window to complete the Initial Business Combination. However, if the Company is unable to complete the Initial Business Combination within the Completion Window, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less the amount of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Class B ordinary shares of the Company (“founder shares”), private placement shares and public shares in connection with the completion of the Initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and private placement shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Initial Business Combination or to redeem 100% of the public shares if the Company has not consummated the Initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-Initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete the Initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the Initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares or private placement shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which would not be voted in favor of approving the Initial Business Combination) in favor of the Initial Business Combination.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2026

(UNAUDITED)

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Initial Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the Underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Liquidity and Going Concern

As of March 31, 2026, the Company had cash and cash equivalents of $323,217 and working capital of $600,019. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.

The Company assessed going concern considerations in accordance with FASB ASC Topic 205-40, “Basis of Presentation - Going Concern”. The Company has until January 21, 2027 (absent any extensions of such period by the Company’s shareholders) to consummate an Initial Business Combination. While the Company intends to complete an Initial Business Combination before the mandatory liquidation date, it is uncertain that the Company will be able to consummate an Initial Business Combination by that time. If an Initial Business Combination is not consummated by that date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should an Initial Business Combination not occur, and potential subsequent dissolution, raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after January 21, 2027.

NOTE 1 — ORGANIZATION AND BUSINESS OPERATIONS

Hennessy Capital Investment Corp. VII (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on September 27, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (the “Initial Business Combination”). The Company has one wholly-owned subsidiary that was formed on October 22, 2025, Solis Merger Sub LLC, a Delaware corporation (“Merger Sub”).

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from September 27, 2024 (inception) through December 31, 2025, relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), as described below and, subsequent to the Initial Public Offering, identifying and completing a suitable Initial Business Combination. The Company will not generate any operating revenues until after the completion of its Initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on January 16, 2025. On January 21, 2025, the Company consummated the Initial Public Offering of 19,000,000 units (the “Units”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $190,000,000, which is described in Note 3. Each Unit consists of one Class A ordinary share and one right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an Initial Business Combination (“Share Right”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 690,000 private placement units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit, generating gross proceeds of $6,900,000, which is described in Note 4. Of the 690,000 Private Placement Units, 500,000 Private Placement Units were purchased by HC VII Sponsor LLC, the Company’s sponsor (the “Sponsor”), and an aggregate of 190,000 Private Placement Units were purchased by the underwriters of the Initial Public Offering (collectively, the “Underwriters”): Cohen & Company Capital Markets, a division of J.V.B Financial Group, LLC (133,000); Clear Street LLC (28,500); and Loop Capital Markets LLC (28,500). The Private Placement Units are identical to the Units sold in the Initial Public Offering, except that (i) the Private Placement Units (and the Class A ordinary shares (the “private placement shares”) and share rights underlying the Private Placement Units and the Class A ordinary shares issuable upon conversion of the share rights) may not be transferred, assigned or sold, subject to certain limited exceptions, until 30 days after the completion of its Initial Business Combination and (ii) the holders of the Private Placement Units are entitled to certain registration rights in respect thereof (and with respect to the private placement shares and share rights underlying such Private Placement Units and the Class A ordinary shares issuable upon conversion of the share rights).

Transaction costs of the Initial Public Offering amounted to $12,656,782, consisting of $3,800,000 of cash underwriting fee, $7,600,000 of deferred underwriting fee and $1,256,782 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement Units, although substantially all of the net proceeds are intended to be generally applied toward consummating an Initial Business Combination (less deferred underwriting commissions).

The Company’s Initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into an Initial Business Combination. However, the Company will only complete an Initial Business Combination if the post-Initial Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect an Initial Business Combination.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Following the closing of the Initial Public Offering on January 21, 2025, an amount of $190,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the net proceeds from the sale of the Private Placement Units, was placed in the trust account (the “Trust Account”), located in the United States, with Odyssey Transfer and Trust Company acting as trustee. The funds will be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, and/or (ii) deposited in an interest-bearing demand deposit account at a U.S.-chartered commercial bank with consolidated assets of $50 billion or more. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on the management team’s ongoing assessment of all factors related to the Company’s potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing account until the earlier of consummation of the Company’s Initial Business Combination or liquidation of the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to fund its working capital requirements, subject to an annual limit of 5.0%, and to pay its taxes, other than excise taxes, if any, (“permitted withdrawals”) and up to $100,000 of interest to pay dissolution expenses, the proceeds from the Initial Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of the Company’s Initial Business Combination, (ii) the redemption of the Company’s Class A ordinary shares sold as part of the Units in the Initial Public Offering (the “public shares”) if the Company is unable to complete its Initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the Company’s board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with its Initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated its Initial Business Combination within the Completion Window or (B) with respect to any other provisions relating to shareholders’ rights or pre-Initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of its Initial Business Combination either in connection with a general meeting called to approve the Initial Business Combination or by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of an Initial Business Combination, including interest earned on the funds held in the Trust Account (less permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations.

The Class A ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company will have only the duration of the Completion Window to complete the Initial Business Combination. However, if the Company is unable to complete the Initial Business Combination within the Completion Window, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less the amount of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Class B ordinary shares of the Company (“founder shares”), private placement shares and public shares in connection with the completion of the Initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and private placement shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Initial Business Combination or to redeem 100% of the public shares if the Company has not consummated the Initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-Initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete the Initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the Initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares or private placement shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which would not be voted in favor of approving the Initial Business Combination) in favor of the Initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Initial Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the Underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Liquidity and Going Concern

As of December 31, 2025, the Company had cash and cash equivalents of $984,245 and working capital of $999,376. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.

The Company assessed going concern considerations in accordance with FASB ASC Topic 205-40, “Basis of Presentation – Going Concern”. The Company has until January 21, 2027 (absent any extensions of such period by the Company’s shareholders) to consummate an Initial Business Combination. While the Company intends to complete an Initial Business Combination before the mandatory liquidation date, it is uncertain that the Company will be able to consummate an Initial Business Combination by that time. If an Initial Business Combination is not consummated by that date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should an Initial Business Combination not occur, and potential subsequent dissolution, raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after January 21, 2027.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025